Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair value on recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities		$ 62,733
Total assets		62,733
Liabilities:
Derivative liabilities		42,231
Total Liabilities		42,231
Fair value on recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Liabilities:
Derivative liabilities
Total Liabilities
Fair value on recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities
Total assets
Liabilities:
Derivative liabilities
Total Liabilities
Fair value on recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Marketable securities - debt securities		62,733
Total assets		62,733
Liabilities:
Derivative liabilities		42,231
Total Liabilities		42,231
Fair value on non-recurring [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	50,000	217,096
Liabilities:
Equity investments, at cost	50,000	217,096
Fair value on non-recurring [Member] | Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Liabilities:
Equity investments, at cost
Fair value on non-recurring [Member] | Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets
Liabilities:
Equity investments, at cost
Fair value on non-recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of relevant assets and liabilities that are measured at fair value on recurring basis [Line Items]
Total assets	50,000	217,096
Liabilities:
Equity investments, at cost	$ 50,000	$ 217,096